Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 12,181	$ 24,745		$ 49,738
Restricted short-term investments		0		406
Accounts receivable	3,213	3,002
Prepaid expenses and other current assets	1,157	1,215
Assets held for sale	0	2,149
Total current assets	16,551	31,111		68,697
Property and equipment, net	4,952	5,815		6,635
Goodwill	2,416	2,416		2,416
Intangible assets, net	2,222	2,766		3,621
Other assets	189	296		148
Total assets	26,330	42,404		81,517
Current liabilities
Accounts payable and accrued expenses	4,018	4,358
Debt facilities		0		22,454
Accrued compensation	935	1,098
Other current liabilities	1,405	1,157
Liabilities held for sale	0	568
Total current liabilities	6,358	7,181		36,111
Other non-current liabilities	27	21		17
Total liabilities	6,385	7,202		36,128
Commitments and contingencies
Redeemable preferred stock	34,991	31,124		26,539
Stockholders' (deficit) equity
Common stock	5	5	[1]	47	[1]
Additional paid-in capital	564,998	568,714		573,166
Accumulated deficit	(579,389)	(564,036)		(553,722)
Accumulated other comprehensive loss	(660)	(605)		(641)
Total stockholders' (deficit) equity	(15,046)	4,078		18,850
Total liabilities, redeemable preferred stock and stockholders' (deficit) equity	26,330	42,404		81,517
Scenario, Previously Reported [Member]
Current assets
Cash and cash equivalents		25,150		50,940
Accounts receivable		3,121		11,687
Prepaid expenses and other current assets		1,218		1,946
Assets held for sale		1,622		3,718
Current liabilities
Accounts payable and accrued expenses		4,359		6,658
Accrued compensation		1,111		2,747
Other current liabilities		1,160		1,389
Liabilities held for sale		$ 551		$ 2,863

[1]	Prior period disclosures have been adjusted to reflect the impact of the one-for-ten reverse stock split that took effect on April 23, 2013, as discussed in Note 2.